Share-Based Compensation - Schedule of Share-Based Compensation Expenses Included in Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 77,502	$ 10,915	¥ 340,860	¥ 530,440
Fulfilment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	2,055		4,267	13,122
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	23,518		62,231	80,558
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	46,902		248,400	418,823
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses	¥ 5,027		¥ 25,962	¥ 17,937